GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Revenue and Long-lived Assets by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 313,404	$ 312,062	$ 474,042
Total EMEA
Revenues from External Customers and Long-Lived Assets
Total revenue	283,743	259,304	405,756
Israel
Revenues from External Customers and Long-Lived Assets
Total revenue	215,312	201,610	328,371
Germany
Revenues from External Customers and Long-Lived Assets
Total revenue	53,480	44,486	63,258
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	14,950	13,208	14,127
Total Americas
Revenues from External Customers and Long-Lived Assets
Total revenue	17,176	45,126	55,595
United States
Revenues from External Customers and Long-Lived Assets
Total revenue	10,029	35,139	37,726
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	7,147	9,987	17,869
APAC
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 12,486	$ 7,633	$ 12,691